FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Net Cash Payments on Debt Derivatives (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Total payments on debt derivatives		$ (18,865)	$ (21,834)
Net (payments) proceeds on settlement of debt derivatives		(121)	388
Debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives	$ 326	17,620	21,129
Total payments on debt derivatives		(17,630)	(20,741)
Net (payments) proceeds on settlement of debt derivatives		(10)	388
Debt derivatives | US commercial paper
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives		17,056	19,211
Total payments on debt derivatives		(17,069)	(19,148)
Debt derivatives | Credit facilities
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives		564	157
Total payments on debt derivatives		(561)	(157)
Debt derivatives | Senior notes
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives		0	1,761
Total payments on debt derivatives		$ 0	$ (1,436)